Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information technology and infrastructure services [member]
Disclosure of transactions between related parties [line items]
Amount received on services rendered	$ 1	$ 1	$ 2
BAVARIA S.A. [member]
Disclosure of transactions between related parties [line items]
Outstanding balance payable	19	13	11
Other income	$ 3	3
Grupo Modelo and Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Name of acquiree	Grupo Modelo and its subsidiaries
United States defined benefit plans [member]
Disclosure of transactions between related parties [line items]
Other income	$ 12	$ 12	$ 12